SCHEDULE OF DEFERRED TAX ASSETS (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax loss carrying forwards	$ 918,000	$ 138,000
Deferred tax assets	156,000	23,000
Valuation allowance	(156,000)	(23,000)
Total deferred tax assets, net